New Accounting Standards and Interpretations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
New Accounting Standards and Interpretations
4.	New accounting standards and interpretations
Replacement of Libor and other interbank offered rates - Phase 2 (applicable on or after January 1, 2021)
The changes brought about during Phase 2 of the benchmark interest rate reform (
London Interbank Offered Rate
- Libor and other benchmark interest rates -
Interbank Offered Rates
– IBORs), involve issues that may come to affect financial statements during benchmark interest rate reform, including the effects of changes to contractual cash flows or hedge relationships originating from the replacement of benchmark interest rates with an alternative benchmark rate. These changes offer practical expedients for certain requirements provided under IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 in relation to changes made to the base used to determine hedge relationships and requirements regarding the disclosure of risk exposure, risk management, and the development of IBOR transitions.
The Company is taking action together with counterparty financial institutions in order to mitigate potential risks created by the reform and discontinuing of Libor. The Company does not expect any material impacts nor impacts to current hedge relationships, since the loans and financing linked to the Libor interest rate have their maturity before the final date of the interest rate transition, as well as obligations towards financial institutions with later maturity have also contractual provision to change the reference interest rate
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for December 31, 2021 reporting periods and have not been early adopted by the Company. These standards, amendments or interpretations are not expected to have a material impact on the Company in the current or future reporting periods.

•	Property, Plant and Equipment: Proceeds before intended use – Amendments to IAS 16

•	Onerous Contracts – Cost of Fulfilling a Contract Amendments to IAS 37

•	Classification of Liabilities as Current or Non-current – Amendments to IAS 1

•	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

•	Definition of Accounting Estimates – Amendments to IAS 8

•	Annual Improvements to IFRS Standards 2018–2020